Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and costs
Summary of finance income and costs

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(8,897)	(7,844)	(579)
Interest expense on other borrowings	(3,599)	(6,542)	(12,375)
Interest expense on lease liabilities	(16,693)	(12,844)	(8,681)
	(29,189)	(27,230)	(21,635)
Finance income
Interest income on short-term bank deposits	1,185	113	155
Finance costs – net	(28,004)	(27,117)	(21,480)